UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2006-09-29

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Agamas Capital Management, L.P.
Address: 825 Third Avenue, 35th Floor

         New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Roeck
Title:     Chief Financial Officer
Phone:     212-380-5739

Signature, Place, and Date of Signing:

     George Roeck     New York, NY 10022     Nov 01, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $65343.375 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         NOTE  2.750%11/1 165167BW6     2772  2500000 PRN N/A  SOLE               0  2500000        0        0

CBRL GROUP INC                 NOTE         4/0 12489VAB2     1203  2500000 PRN N/A  SOLE               0  2500000        0        0

CARNIVAL CORP                  NOTE        10/2 143658AS1     2780  4000000 PRN N/A  SOLE               0  4000000        0        0

CEPHALON INC                   NOTE         6/1 156708AK5     5802  5000000 PRN N/A  SOLE               0  5000000        0        0

CHENIERE ENERGY INC            NOTE  2.250% 8/0 16411RAE9     6097  5000000 PRN N/A  SOLE               0  5000000        0        0

BOWATER INC                    PUT              102183950    76.67      902 SH  PUT  SOLE               0      902        0        0

AMERICAN FINL RLTY TR          NOTE  4.375% 7/1 02607PAB3     2363  2500000 PRN N/A  SOLE               0  2500000        0        0

GENERAL MTRS CORP              PUT              370442955   50.635    10127 SH  PUT  SOLE               0    10127        0        0

GENERAL MTRS CORP              PUT              370442955        5     1000 SH  PUT  SOLE               0     1000        0        0

GENERAL MTRS CORP              PUT              370442955   14.915      314 SH  PUT  SOLE               0      314        0        0

GENERAL MTRS CORP              DEB SR CV C 33   370442717     7743   373500 PRN N/A  SOLE               0   373500        0        0

GENERAL MTRS CORP              DEB SR CONV A    370442741     1950   100700 PRN N/A  SOLE               0   100700        0        0

GOODYEAR TIRE & RUBR CO        NOTE  4.000% 6/1 382550AR2     5123  4000000 PRN N/A  SOLE               0  4000000        0        0

LEAR CORP                      PUT              521865955    12.24      612 SH  PUT  SOLE               0      612        0        0

LEAR CORP                      PUT              521865955  196.665     1873 SH  PUT  SOLE               0     1873        0        0

PANTRY INC                     NOTE  3.000%11/1 698657AL7     3217  2500000 PRN N/A  SOLE               0  2500000        0        0

QUICKSILVER RESOURCES INC      DBCV  1.875%11/0 74837RAB0     6436  5000000 PRN N/A  SOLE               0  5000000        0        0

SPDR TR                        UNIT SER 1       78462F103     3810    28700 PRN N/A  SOLE               0    28700        0        0

SPDR TR                        PUT              78462F953     32.5      200 SH  PUT  SOLE               0      200        0        0

SPDR TR                        PUT              78462F953     1.75       50 SH  PUT  SOLE               0       50        0        0

SPDR TR                        PUT              78462F953   78.375      950 SH  PUT  SOLE               0      950        0        0

SPDR TR                        PUT              78462F953    10.75      100 SH  PUT  SOLE               0      100        0        0

SPDR TR                        PUT              78462F953       14      100 SH  PUT  SOLE               0      100        0        0

SUPERVALU INC                  PUT              868536953      0.5      100 SH  PUT  SOLE               0      100        0        0

TJX COS INC NEW                PUT              872540959        5      500 SH  PUT  SOLE               0      500        0        0

TAKE-TWO INTERACTIVE SOFTWAR   CALL             874054909   34.375      250 SH  CALL SOLE               0      250        0        0

EXPRESSJET HOLDINGS INC        NOTE  4.250% 8/0 30218UAB4     1834  2000000 PRN N/A  SOLE               0  2000000        0        0

AMR CORP                       NOTE  4.250% 9/2 001765BA3    12513  8000000 PRN N/A  SOLE               0  8000000        0        0

AMERICAN TOWER CORP            CL A             029912201     1167    33950 PRN N/A  SOLE               0    33950        0        0

